Consolidated Statements of Cash Flows 10-Q - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating Activities
Net loss	$ (78,374,330)	$ (6,319,253)
Adjustments to reconcile net loss to net cash used in operating activities
Stock-based compensation expense	8,511,876	0
Deferred offering cost write off	4,052,804	0
Shares issued for services in Business Combination	2,066,232	0
Depreciation expense	85,868	1,193
Changes in operating assets and liabilities
Accounts payable and accrued expenses	33,509,793	(1,033,356)
Deposit liabilities	(476,253)	0
Other current liabilities	2,178,699	9,589
Deposit assets	1,957,015	(145,000)
Prepaid expenses and other current assets	(17,496,309)	(19,077)
Net cash used in operating activities	(43,984,605)	(7,505,904)
Investing Activities
Purchases of equipment	(5,235,826)	(19,959)
Capitalized internal use software	(2,210,008)	0
Net cash used in investing activities	(7,445,834)	(19,959)
Financing Activities
Proceeds from issuance of Simple Agreements for Future Equity	10,341,342	0
Proceeds from issuance of preferred stock and warrants	0	8,961,743
Proceeds from Warrant exercise	0	2,333
Proceeds from SPAC transaction	3,038,332	0
Proceeds from issuance of Private Placement	24,999,991	0
Stock-subscription deposit of Private Placement	8,499,950	0
Proceeds from working capital note	11,750,000	0
Principal repayment of working capital note	(11,750,000)	0
Payment of offering costs	(1,096,508)	0
Net cash provided by financing activities	45,783,107	8,964,076
(Decrease) Increase in cash and cash equivalents	(5,647,332)	1,438,213
Cash and cash equivalents, at beginning of period	25,253,578	4,018,226
Cash and cash equivalents, at end of period	19,606,246	5,456,439
Supplemental disclosures of non-cash activities:
Conversion of Simple Agreements for Future Equity to common stock	40,002,009	0
Offering costs included in accounts payable and accrued expenses	$ 4,071,580	$ 0